Stock Based Awards	12 Months Ended
Dec. 31, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.	Stock Based Awards

As part of the Company's 2005 Plan, restricted common stock is granted to certain employees. As of December 31, 2011, there was $3,533,000 of total unrecognized compensation costs related to the outstanding restricted stock, which is expected to be recognized over a weighted average period of 3.32 years. The Company used 0% for both the discount factor and forfeiture rate for determining the fair value of restricted stock. The forfeiture rate was based on historical results and trends and the Company does not consider discount rates to be material.

The holder of a restricted share award is generally entitled at all times on and after the date of issuance of the restricted shares to exercise the rights of a stockholder of the Company, including the right to vote the shares and the right to receive dividends on the shares. The Company granted 105,050, 88,550 and 74,350 shares of restricted stock in 2011, 2010 and 2009, respectively to employees and sub-contractors under the 2005 Plan. The restricted shares vest over a five-year period based on continued service to the Company.

Agree Realty Corporation	Notes to Consolidated Financial Statements

Restricted share activity is summarized as follows:

		Weighted
	Shares	Average Grant
	Outstanding	Date Fair Value
Non-vested restricted shares at January 1, 2009	104,050	$30.57
Restricted shares granted	74,350	$15.59
Restricted shares vested	(37,420)	$30.46
Restricted shares forfeited	—	$—

Non-vested restricted shares at December 31, 2009	140,980	$22.70
Restricted shares granted	88,550	$23.36
Restricted shares vested	(42,070)	$25.72
Restricted shares forfeited	(20,610)	$25.06

Non-vested restricted shares at December 31, 2010	166,850	$22.00
Restricted shares granted	105,050	$22.01
Restricted shares vested	(42,830)	$22.48
Restricted shares forfeited	(12,150)	$22.22

Non-vested restricted shares at December 31, 2011	216,920	$21.74